UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/ Anthony M. Gallo, Jr.         Garden City, NY            05/13/05
    _________________________     _______________________     ______________
          [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:       $164,583 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                        --------  ----------  ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                  TITLE                  VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                  OF CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  --------  -----------  --------  --------  -------- ----  ---------- -------- ---------  ------ ----

ADVANCE AUTO PART INC           COM        00751Y106    8,677    172,000   SH              SOLE                 172,000
AMERICAN EXPRESS CO             COM        025816109    5,137    100,000   SH              SOLE                 100,000
BEST BUY INC                    COM        086516101    1,102      1,000            CALL   SOLE
BUILD A BEAR WORSHOP            COM        120076104      665     21,700   SH              SOLE                  21,700
CABLEVISION SYS CORP            CLA NY     12686C109       94        750            CALL   SOLE
                                  CABLVS
CACHE INC                       COM NEW    127150308    1,870    138,000   SH              SOLE                 138,000
CSK AUTO CORP                   COM        125965103    2,383    135,000   SH              SOLE                 135,000
CVS CORP                        COM        126650100    9,335    177,400   SH              SOLE                 177,400
FINISH LINE INC.                CL A       317923100    3,526    152,300   SH              SOLE                 152,300
GAP INC DEL                     COM        364760108    4,368    200,000   SH              SOLE                 200,000
GREAT ATLANTIC & PAC TEA INC    COM        390064103    2,235    150,000   SH              SOLE                 150,000
HARRAHS ENTMT INC               COM        413619107    4,844     75,000   SH              SOLE                  75,000
HILTON HOTEL CORP               COM        432848109    8,940    400,000   SH              SOLE                 400,000
HOME DEPOT                      COM        437076102    4,834    126,400   SH              SOLE                 126,400
INTERNATIONAL GAME TECHNOLOG    COM        459902102    1,333     50,000   SH              SOLE                  50,000
INTERNATIONAL SECS EXCH INC     CL A       46031W204    1,820     70,000   SH              SOLE                  70,000
KROGER INC                      COM        501044101    1,603    100,000   SH              SOLE                 100,000
LA QUINTA CORP                  PAIRED CFT 50419U202    1,913    225,000   SH              SOLE                 225,000
LIONS GATE ENTMNT CORP          COM NEW    535919203    2,210    200,000   SH              SOLE                 200,000
MAY DEPT STORES CO              COM        577778103    6,479    175,000   SH              SOLE                 175,000
MCDONALDS CORP                  COM        580135101    6,228    200,000   SH              SOLE                 200,000
MORGAN STANLEY                  COM NEW    617446448    2,863     50,000   SH              SOLE                  50,000
NIKE INC                        CL B       654106103    8,331    100,000   SH              SOLE                 100,000
NEWS CORP LTD                   SP ADR PFD 652487802    8,460    500,000   SH              SOLE                 500,000
PAYLESS SHOESOURCE              COM        704379106    1,184     75,000   SH              SOLE                  75,000
PEPSICO INC                     COM        713448108    6,629    125,000   SH              SOLE                 125,000
PRESTIGE BRANDS HLDGS INC       COM        74112D101    2,206    125,000   SH              SOLE                 125,000
QUIKSILVER INC                  COM        74838C106    1,452     50,000   SH              SOLE                  50,000
RADIO ONE INC                   CL D NON   75040P405    3,688    250,000   SH              SOLE                 250,000
                                  VTG
RARE HOSPITALITY INTL INC       COM        753820109    2,795     90,500   SH              SOLE                  90,500
REVLON                          CL A       761525500    2,304    800,000   SH              SOLE                 800,000
RITE AID CORP                   COM        767754104      990    250,000   SH              SOLE                 250,000
SPANISH BROADCASTING SYS INC    CL A       84625882     4,053    395,000   SH              SOLE                 395,000
TIFFANY & CO NEW                COM        886547108      307      1,000            CALL   SOLE
TIME WARNER INC                 COM        887317105    9,903    564,300   SH              SOLE                 564,300
TOYS R US INC                   COM        892335100    7,728    300,000   SH              SOLE                 300,000
TOYS R US INC                   COM        892335100      152      1,000            CALL   SOLE
TURBOCHEF TECHNOLOGIES INC      COM NEW    900006107    1,340     90,000   SH              SOLE                  90,000
VIACOM INC                      CL B       925524308    5,573    160,000   SH              SOLE                 160,000
WALMART STORES INC              COM        931142103    8,368    167,000   SH              SOLE                 167,000
WET SEAL INC                    CL A       961840105    1,740    500,000   SH              SOLE                 500,000
WILD OATS MARKETS INC           COM        96808B107    3,986    375,000   SH              SOLE                 375,000
WPT ENTERPRISES INC             COM        98211W108      935     50,000   SH              SOLE                  50,000
